Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - Key Management Personnel of Entity or Parent - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	¥ 33	¥ 32
Share-based compensation	88	109
Key management personnel compensation	¥ 121	¥ 141